Equity accounted investments - Summary (Details) - ZAR (R) R in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	R 7,594	R 5,621	R 4,039
Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	5,413	3,929	2,688	R 2,492
Peregrine Metals Ltd.
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	1,086	1,001	954	978
Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	649	691	397	239
Keliber
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	446	0	0	R 0
Other equity-accounted investments
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	R 0	R 0	R 0